Pay vs Performance Disclosure number in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO(1)(2) ($)	CAP to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs1)(3) ($)	Average CAP to Non-PEO NEOs(1)(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (Loss)(6) ($ millions)	Company Selected Measure: Revenue(7) ($ millions)

2025	98,935,542	83,486,391	26,238,332	23,224,952	68	122	(1,010)	2,187

Named Executive Officers, Footnote	The NEOs included in these columns are Mr. Britt, our PEO, and Messrs. Frankel, King, Newcomb and Troughton, our Non-PEO NEOs.
Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P North American Technology Index for the period beginning on June 12, 2025, through the end of the applicable fiscal year, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 98,935,542
PEO Actually Paid Compensation Amount	$ 83,486,391
Adjustment To PEO Compensation, Footnote	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2025 (For PEO) ($)	Fiscal Year 2025 (Average For Non-PEO NEOs) ($)

Summary Compensation Table Total	98,935,542	26,238,332
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(97,769,843)	(25,423,998)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	85,199,064	22,035,150
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(289,348)	(5,598)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	1,793,402	1,107,096
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	977,472	613,945
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(5,359,899)	(1,339,975)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	83,486,391	23,224,952
For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The Company does not sponsor any pension arrangements for any of the PEO and Non-PEO NEOs for the fiscal years shown. Accordingly, no adjustments were made for these items.
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 7, 2023 and December 8, 2025 used an estimated term between 1.5 years and 7.9 years in fiscal year 2025, as compared to an estimated term between 6.0 and 6.6 years used to calculate the grant date fair value of such awards, and (ii) the Growth and Profit Awards assumed a payout at or below target, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Non-PEO NEO Average Total Compensation Amount	$ 26,238,332
Non-PEO NEO Average Compensation Actually Paid Amount	$ 23,224,952
Adjustment to Non-PEO NEO Compensation Footnote	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2025 (For PEO) ($)	Fiscal Year 2025 (Average For Non-PEO NEOs) ($)

Summary Compensation Table Total	98,935,542	26,238,332
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(97,769,843)	(25,423,998)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	85,199,064	22,035,150
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(289,348)	(5,598)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	1,793,402	1,107,096
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	977,472	613,945
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(5,359,899)	(1,339,975)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	83,486,391	23,224,952
For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The Company does not sponsor any pension arrangements for any of the PEO and Non-PEO NEOs for the fiscal years shown. Accordingly, no adjustments were made for these items.
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 7, 2023 and December 8, 2025 used an estimated term between 1.5 years and 7.9 years in fiscal year 2025, as compared to an estimated term between 6.0 and 6.6 years used to calculate the grant date fair value of such awards, and (ii) the Growth and Profit Awards assumed a payout at or below target, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
The 2025 CAP for our PEO of $83,486,391 is lower than the Summary Compensation Table figure of $98,935,542, and the average CAP for our Non-PEO NEOs of $23,224,952 is lower than the Summary Compensation Table average of $26,238,332. The primary cause of these differences is the change of our stock price since our IPO. Our TSR declined from June 12, 2025 (the first trading day of Chime’s stock) through December 31, 2025 ($68 as of fiscal year 2025 end), while our peer group's TSR increased over the same period ($122 as of fiscal year 2025 end).

Compensation Actually Paid vs. Net Income
In accordance with SEC rules, Chime provided information regarding the net loss of $1,010 million in 2025 and Revenue of $2,187 million in 2025 in the table above. The ongoing relationship between these financial measures and CAP for our PEO ($83,486,391 in 2025) and the average CAP for our Non-PEO NEOs ($23,224,952 in 2025) will evolve as we build history as a public company.

Compensation Actually Paid vs. Company Selected Measure
In accordance with SEC rules, Chime provided information regarding the net loss of $1,010 million in 2025 and Revenue of $2,187 million in 2025 in the table above. The ongoing relationship between these financial measures and CAP for our PEO ($83,486,391 in 2025) and the average CAP for our Non-PEO NEOs ($23,224,952 in 2025) will evolve as we build history as a public company.

Total Shareholder Return Amount	$ 68
Peer Group Total Shareholder Return Amount	122
Net Income (Loss)	$ (1,010,000,000)
Company Selected Measure Amount	2,187
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.Total Shareholder Return represents the cumulative return on a fixed investment of $100 in Chime’s common stock, for the period beginning on June 12, 2025, the date that our Class A common stock commenced trading on the Nasdaq Global Select Market, through the end of the applicable fiscal year. The dollar amounts reported represent the net income reflected in Chime’s audited financial statements for the applicable year.
7.The dollar amounts reported in this column represent the amount of revenue reflected in Chime’s audited financial statements for the applicable year.
As described in more detail in the “Compensation Discussion and Analysis” section, our executive compensation program reflects a variable pay-for-performance philosophy. While we use several performance measures to align executive compensation with Chime performance, not all of them need to be presented in the Pay vs. Performance table. Below is a narrative description of the relationship between PEO CAP, Non-PEO CAP, TSR and the financial metrics described in the table above, as required by Item 402(v) of Regulation S-K.
The following is an unranked list of the financial performance measures we consider most important for linking company performance and compensation actually paid to our NEOs for the most recently completed fiscal year: Revenue, adjusted EBITDA, active members, and purchase volume. Further information on our performance measures is described in our CD&A above.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (97,769,843)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,199,064
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,348)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,793,402
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	977,472
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,359,899)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	adjusted EBITDA
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	active members
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	purchase volume
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,423,998)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,035,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,598)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,107,096
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,945
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,339,975)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0